Accounts payable and accrued liabilities (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
Reversal of account payable	$ 1,098	$ 31,329